Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.4%
31,219	iShares 20+ Year Treasury Bond ETF	$3,320,765	0.9
32,797	WisdomTree Voya Yield Enhanced USD Universal Bond Fund	1,624,068	0.5

	Total Exchange-Traded Funds
	(Cost $5,271,023)	4,944,833	1.4

MUTUAL FUNDS: 98.3%
		Affiliated Investment Companies: 98.3%
2,633,777	Voya Emerging Markets Index Portfolio - Class I	26,890,865	7.8
136,820	(1) Voya Russell Large Cap Growth Index Portfolio Class I	7,271,999	2.1
643,005	(1) Voya VACS Index Series EM Portfolio	6,770,838	2.0
6,896,967	(1) Voya VACS Index Series I Portfolio	69,107,605	20.2
1,868,516	(1) Voya VACS Index Series MC Portfolio	18,068,549	5.3
18,702,221	(1) Voya VACS Index Series S Portfolio	189,453,495	55.2
2,011,845	(1) Voya VACS Index Series SC Portfolio	19,474,662	5.7

	Total Mutual Funds
	(Cost $334,513,485)	337,038,013	98.3

	Total Investments in Securities (Cost $339,784,508)	$341,982,846	99.7
	Assets in Excess of Other Liabilities	910,962	0.3
	Net Assets	$342,893,808	100.0

(1)	Non-income producing security.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$4,944,833	$–	$–	$4,944,833
Mutual Funds	337,038,013	–	–	337,038,013
Total Investments, at fair value	$341,982,846	$–	$–	$341,982,846
Other Financial Instruments+
Futures	473,880	–	–	473,880
Total Assets	$342,456,726	$–	$–	$342,456,726
Liabilities Table
Other Financial Instruments+
Futures	$(704,727)	$–	$–	$(704,727)
Total Liabilities	$(704,727)	$–	$–	$(704,727)

Voya Index Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$-	$26,890,865	$-	$-	$26,890,865	$-	$-	$-
Voya Emerging Markets Index Portfolio - Class P2	28,013,572	5,602,795	(40,136,652)	6,520,285	-	-	(5,660,608)	-
Voya International Index Portfolio - Class P2	55,696,031	970,610	(60,391,921)	3,725,280	-	-	857,882	-
Voya Russell Large Cap Growth Index - Class I	-	6,606,105	-	665,894	7,271,999	-	-	-
Voya Russell Mid Cap Index Portfolio - Class P2	14,965,333	1,979,786	(19,931,110)	2,985,991	-	-	(1,799,424)	-
Voya Russell Small Cap Index Portfolio - Class P2	17,980,589	355,712	(23,018,520)	4,682,219	-	-	(3,563,293)	-
Voya U.S. Bond Index Portfolio - Class I	-	3,776,531	(3,776,531)	-	-	11,126	(36,694)	-
Voya U.S. Bond Index Portfolio - Class P2	4,734,563	365,437	(5,223,720)	123,720	-	18,776	(1,337)	-
Voya U.S. Stock Index Portfolio - Class P2	164,235,736	3,760,868	(192,510,639)	24,514,035	-	-	(14,295,586)	-
Voya VACS Index Series Emerging Markets Portfolio	-	6,571,868	-	198,970	6,770,838	-	-	-
Voya VACS Index Series I Portfolio	-	68,896,551	(130,286)	341,340	69,107,605	-	(1,241)	2,253
Voya VACS Index Series MC Portfolio	-	18,968,719	(309,394)	(590,776)	18,068,549	-	740	-
Voya VACS Index Series S Portfolio	-	187,515,230	(608,405)	2,546,670	189,453,495	-	780	-
Voya VACS Index Series SC Portfolio	-	20,954,949	(842,717)	(637,570)	19,474,662	-	21,013	-
	$285,625,824	$353,216,026	$(346,879,895)	$45,076,058	$337,038,013	$29,902	$(24,477,768)	$2,253

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following futures contracts were outstanding for Voya Index Solution 2060 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	68	06/16/23	$6,165,900	$182,058
U.S. Treasury Ultra Long Bond	47	06/22/23	6,632,875	291,822
			$12,798,775	$473,880
Short Contracts:
MSCI EAFE Index	(31)	06/16/23	(3,249,575)	(111,446)
S&P 500® E-Mini	(48)	06/16/23	(9,930,600)	(593,281)
			$(13,180,175)	$(704,727)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $344,236,889.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,112,694
Gross Unrealized Depreciation	(6,597,584)
Net Unrealized Depreciation	$(2,484,890)